Income Tax - Reconciliations between statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate	21.00%
PRC
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(6.70%)	(6.26%)	(7.36%)
R&D super deduction	(1.87%)	(0.96%)	(0.61%)
Non-deductible expenses	1.70%	1.48%	1.41%
Non-taxable income	(0.03%)		(0.24%)
Different tax rates of operations in other jurisdictions	(0.42%)	(3.34%)	(0.74%)
Valuation allowance on deferred tax assets	0.07%
True up	(4.05%)	0.04%	(0.05%)
Effective income tax rate	13.70%	15.96%	17.41%